Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Computed expected tax expense	$ (5,698,000)	$ (2,495,000)
State taxes, net of federal benefit	(300,000)	(155,000)
Other	3,951,000	1,288,000
Change in valuation allowance	2,047,000	1,362,000
Total